Shareholder Report, Line Graph (Details) 123764_Hotchkis - Wiley Large Cap Value Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 644,511	$ 586,492	$ 495,770	$ 433,541	$ 478,044	$ 291,131	$ 355,822	$ 347,116	$ 315,543	$ 250,000	$ 772,657
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	827,850	718,023	583,166	490,246	569,164	394,802	370,603	340,058	296,274	250,000	$ 1,016,795
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	585,346	514,807	455,353	408,242	438,121	304,921	334,476	308,380	288,827	250,000	$ 744,085
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	$ 850,433	$ 735,259	$ 593,538	$ 497,252	$ 571,785	$ 399,647	$ 371,831	$ 337,970	$ 295,074	$ 250,000	$ 1,037,731